UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II

BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2021

Date of reporting period: 04/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
April 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

Dear Shareholder,
The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.
As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic.
This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
28.85% 45.98%
U.S. small cap equities
(Russell 2000
®
Index)
48.06 74.91
International equities
(MSCI Europe, Australasia,
Far East Index)
28.84 39.88
Emerging market equities
(MSCI Emerging Markets
Index)
22.95 48.71
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.11
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.26) (7.79)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.52) (0.27)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.42 7.40
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
7.98 19.57
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2021
2021
BlackRock Annual Report To Shareholders

BlackRock U.S. Mortgage Portfolio
Investment Objective
BlackRock U.S. Mortgage Portfolio’s (the “Fund”) investment objective is to seek high total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2021, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index.
What factors influenced performance?
The largest contributors to the Fund’s performance relative to the benchmark during the period were out-of-benchmark allocations to securitized assets, namely non-agency residential mortgage-backed securities (“RMBS”) and, to a more moderate degree, commercial mortgage-backed securities (“CMBS”). Agency mortgage-backed security
(“MBS”) relative value trades contributed early in the period as the Fund tactically traded the spread between the yields on agency MBS and U.S. Treasuries, with pool positioning relative to to-be-announced (“TBA”) securities also adding to performance. Finally, the Fund’s stance with respect to duration (and corresponding interest rate sensitivity) as well as positioning along the yield curve benefited the Fund’s performance during the period.
There were no material detractors from the Fund’s performance relative to the benchmark during the period.
Describe recent portfolio activity.
The Fund continued to allocate into out-of-benchmark sectors such as non-agency RMBS and CMBS. This included some rotations further down the capital stack into select single-asset-single-borrower (“SASB”) transactions, as well as legacy non-agency RMBS issued prior to the 2008 financial crisis and new-issue credit risk transfer (“CRT”)
securitizations. Within agency MBS, the Fund moved to a more defensive stance versus U.S. Treasuries and tactically rotated out of specified pools in favor of TBAs. The
Fund’s positioning with respect to overall portfolio duration was tactical throughout the period but ended slightly underweight relative to the benchmark.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period modestly underweight duration and corresponding interest rate sensitivity. The Fund’s main sector allocations included agency MBS, CMBS and non-agency RMBS. The Fund closed the period with a defensive stance on agency MBS given overall valuations, with an underweight relative to the benchmark funding out-of-benchmark allocations into non-agency RMBS and CMBS. Within non-agency RMBS, the Fund held seasoned legacy paper along with more recent CRT securitizations and single-family rental deals. Within CMBS, the Fund favoured conduit issues (which pool many smaller commercial loans), interest only tranches that sit at the top of the capital structure and select SASB issues lower in the capital structure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock U.S. Mortgage Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 61%
Non-Agency Mortgage-Backed Securities .................. 26
Asset-Backed Securities .............................. 13
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 66%
AA/Aa ......................................... 1
A ............................................ —
(d)
BBB/Baa ....................................... 2
BB/Ba ......................................... 3
B ............................................ 2
CCC/ Caa ....................................... 2
CC/Ca ........................................ 3
C ............................................ 2
D ............................................ —
(d)
NR ........................................... 1 9
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of April 30, 2021 (continued)
2021
BlackRock Annual Report To Shareholders

BlackRock U.S. Mortgage Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended April 30, 2021
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in mortgage-backed securities and other mortgage-related securities that are issued by issuers located in the United States. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio
(the "Predecessor Fund"), a series of Managed Account Series, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.37% 2.26% 2.20% 7.07% N/A 3.41% N/A 3.91% N/A
Investor A ....................... 2.04 1.86 1.98 6.81 2.54% 3.13 2.29% 3.63 3.21%
Investor C ....................... 1.38 1.21 1.60 6.01 5.01 2.37 2.37 3.02 3.02
Bloomberg Barclays U.S. Mortgage-
Backed Securities Index
........
— — (0.27) (0.17) N/A 2.50 N/A 2.78 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions on the redemptions of Fund
Shares.
Performance results may include adjustments for financial reporting purpose in accordance with U.S. generally accepted accounting principles.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) on the previous page(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Annual Report To Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2020 and held through April 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,022.00 $ 2.26 $ 2.26 $ 1,000.00 $ 1,022.56 $ 2.26 $ 1,022.56 $ 2.26
Investor A ................ 1,000.00 1,019.80 3.51 3.51 1,000.00 1,021.32 3.51 1,021.32 3.51
Investor C ................ 1,000.00 1,016.00 7.25 7. 25 1,000.00 1,017.60 7.25 1,017. 60 7. 25
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.70% for Investor A and 1.45% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.70% for Investor A and 1.45% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 18.3%
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)
......... USD 1,431 $ 1,437,772
Ajax Mortgage Loan Trust
(b)
:
Series 2018-A, Class B, 0.00%, 04/25/58 5 2,561
Series 2019-B, Class A, 3.75%, 01/25/59
(c)
1,784 1,810,567
Series 2020-A, Class A, 2.37%, 12/25/59
(a)
2,164 2,164,597
Series 2020-A, Class B, 3.50%, 12/25/59
(a)
233 232,548
Series 2020-A, Class C, 0.00%, 12/25/59
(d)
562 352,524
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
2,195 2,191,715
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 150,262
Series 2020-C, Class C, 0.00%, 09/27/60 509 451,925
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
2,113 2,109,588
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 210,366
Series 2020-D, Class C, 0.00%, 06/25/60 539 464,591
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.11%, 05/28/39
(b)(c)
... 2,636 2,468,156
Bear Stearns Asset-Backed Securities I Trust
(c)
:
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 0.37%, 10/25/36 .. 1,200 1,127,999
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.25%, 03/25/37 .. 534 511,239
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.16%,
03/15/28
(b)(c)
.................... 556 555,886
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 0.61%, 02/25/37
(c)
.......... 1,651 1,411,403
Countrywide Asset-Backed Certificates
(c)
:
Series 2002-BC3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 05/25/32 ... 1,869 1,870,518
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 0.34%, 05/25/47 ... 1,925 1,525,348
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 0.29%, 11/25/47 ... 997 942,331
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.45%, 07/25/37
(b)(c)
1,946 1,555,424
CWABS Asset-Backed Certificates Trust, Series
2006-18, Class M1, (LIBOR USD 1 Month +
0.30%), 0.41%, 03/25/37
(c)
.......... 1,479 1,391,979
CWABS, Inc. Asset-Backed Certificates Trust
(c)
:
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 1.01%, 11/25/34 ... 10 10,087
Series 2004-6, Class 2A5, (LIBOR USD 1
Month + 0.78%), 0.89%, 11/25/34 ... 383 380,946
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.39%, 08/15/30
(b)(c)
......... 1,000 1,000,042
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.36%),
0.47%, 03/25/36
(c)
................ 117 53,444
GSAMP Trust, Series 2006-HE5, Class M1,
(LIBOR USD 1 Month + 0.30%), 0.41%,
08/25/36
(c)
..................... 1,807 1,604,195
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)(d)
.... 2,129 2,134,921
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(d)
.......... 149 149,493
Long Beach Mortgage Loan Trust
(c)
:
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.60%), 0.71%, 02/25/36 ... 755 687,447
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.27%, 08/25/36 ... 1,879 1,011,580
Series 2006-10, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.22%, 11/25/36 .... 9 3,870
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.30%), 0.41%, 07/25/36
(c)
.... USD 480 $ 259,294
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 61 63,883
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,340 1,337,680
Progress Residential Trust
(b)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 .................... 417 418,973
Series 2018-SFR3, Class G, 5.62%,
10/17/35 .................... 1,500 1,518,809
Series 2019-SFR1, Class G, 5.31%,
08/17/35 .................... 1,500 1,543,309
Series 2019-SFR2, Class G, 5.09%,
05/17/36 .................... 2,470 2,471,914
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 2,026,114
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,811,875
RASC Series Trust, Series 2006-EMX9, Class
1A4, (LIBOR USD 1 Month + 0.24%),
0.59%, 11/25/36
(c)
................ 1,185 985,484
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 0.34%,
01/25/37
(b)(c)
.................... 1,446 1,035,261
Towd Point Mortgage Trust, Series 2019-SJ2,
Class A2, 4.25%, 11/25/58
(b)(c)
........ 2,000 2,024,353
Tricon American Homes, Series 2020-SFR1,
Class F, 4.88%, 07/17/38
(b)
.......... 1,050 1,119,911
Total Asset-Backed Securities — 18.3%
(Cost: $47,231,401) .............................. 49,592,184
Non-Agency Mortgage-Backed Securities — 36.1%
Collateralized Mortgage Obligations — 17.9%
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%,
07/25/19 .................... 1 805
Series 2006-45T1, Class 2A7, (LIBOR USD
1 Month + 0.34%), 0.45%, 02/25/37
(c)
. 1,704 738,999
Series 2006-OC11, Class 2A2A, (LIBOR
USD 1 Month + 0.17%), 0.28%,
01/25/37
(c)
................... 13 20,669
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 3.01%, 10/25/35
(c)
........ 115 116,921
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.09%, 07/26/37
(b)(c)
............... 1,999 1,913,330
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (LIBOR USD 1 Month + 0.32%),
0.43%, 01/25/47
(c)
................ 843 780,096
CFMT LLC, Series 2020-HB4, Class M4,
4.95%, 12/26/30
(b)(c)
............... 900 900,963
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 2,078 1,208,640
CHL Mortgage Pass-Through Trust, Series
2005-17, Class 1A6, 5.50%, 09/25/35 ... 41 41,515
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(b)(c)
........ 2,310 2,353,452
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 802 803,931
Credit Suisse Mortgage Capital Certificates,
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37
(b)
..................... 1,180 1,279,725

2021
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 ......... USD —
(e)
$ 108
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes, Series
2020-DNA5, Class B1, (SOFR30A + 4.80%),
4.81%, 10/25/50
(b)(c)
............... 2,500 2,647,202
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2020-
DNA4, Class B1, (LIBOR USD 1 Month +
6.00%), 6.11%, 08/25/50
(b)(c)
......... 1,000 1,066,438
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 885 891,295
Homeward Opportunities Fund I Trust
(b)(c)
:
Series 2019-2, Class B1, 4.09%, 09/25/59 2,477 2,505,818
Series 2020-2, Class B1, 5.45%, 05/25/65 1,000 1,037,827
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,720,286
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (LIBOR USD 1 Month
+ 0.24%), 0.35%, 07/25/36
(c)
......... 845 802,822
Lehman XS Trust, Series 2007-16N, Class AF2,
(LIBOR USD 1 Month + 0.95%), 1.06%,
09/25/47
(c)
..................... 1,768 1,838,003
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.91%, 11/25/59
(b)(c)
2,500 1,801,835
Provident Funding Mortgage Warehouse
Securitization Trust, Series 2021-1, Class
F, (LIBOR USD 1 Month + 4.50%), 4.61%,
02/25/55
(b)(c)
.................... 2,000 1,998,749
RALI Trust, Series 2007-QS1, Class 1A5,
(LIBOR USD 1 Month + 0.55%), 0.66%,
01/25/37
(c)
..................... 1,457 1,078,112
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.51%, 09/25/35
(b)(c)
......... 248 220,002
Residential Asset Securitization Trust
(c)
:
Series 2006-A7CB, Class 2A2, (LIBOR USD
1 Month + 0.55%), 0.66%, 07/25/36 .. 2,620 301,789
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 0.36%, 07/25/36 .. 572 54,620
Series 2006-A7CB, Class 2A6, (LIBOR USD
1 Month + 54.00%), 53.15%, 07/25/36 460 1,073,337
RFMSI Trust, Series 2007-SA2, Class 3A,
4.93%, 04/25/37
(c)
................ 4,182 1,731,646
RMF Buyout Issuance Trust, Series 2020-1,
Class M4, 4.19%, 02/25/30
(b)(c)(d)
....... 1,600 1,558,112
Seasoned Credit Risk Transfer Trust, Series
2018-4, Class MA, 3.50%, 03/25/58 .... 778 836,204
Seasoned Loans Structured Transaction Trust
(b)
(c)
:
Series 2020-2, Class M1, 4.75%, 09/25/60 3,000 3,145,151
Series 2020-3, Class M1, 4.75%, 04/26/60
(d)
2,500 2,520,000
Spruce Hill Mortgage Loan Trust, Series 2020-
SH2, Class B1, 5.00%, 06/25/55
(b)(c)(d)
... 2,764 2,625,800
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(b)
............. 1,500 1,511,972
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(b)(c)
........ 1,100 1,145,005
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Cost of
Funds for the 11th District of San Francisco
+ 1.25%), 1.66%, 06/25/47
(c)
......... 2,605 2,318,474
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-2, Class 2CB, 6.50%, 03/25/36 898 691,880
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-5, Class A3, 7.00%, 06/25/37 USD 259 $ 182,528
48,464,061
Commercial Mortgage-Backed Securities — 16.8%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 406,663
225 Liberty Street Trust, Series 2016-225L,
Class E, 4.80%, 02/10/36
(b)(c)
......... 151 156,552
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(b)(c)
......... 560 552,974
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.22%,
04/15/34
(b)(c)
.................... 276 276,000
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.16%, 12/15/36
(b)(c)
............... 205 194,585
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34
(b)(c)
... 160 158,494
Bayview Commercial Asset Trust
(b)(c)
:
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.41%, 10/25/36 ... 1,266 1,211,906
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.23%), 0.34%, 12/25/36 ... 937 899,670
BBCMS Mortgage Trust, Series 2020-C7, Class
D, 3.72%, 04/15/53
(b)(c)
............. 500 485,878
Benchmark Mortgage Trust:
Series 2020-B16, Class C, 3.66%,
02/15/53
(c)
................... 159 162,856
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
................... 46 39,880
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(b)(c)
685 692,683
BHMS, Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 2.01%, 07/15/35
(b)(c)
269 268,161
BX Commercial Mortgage Trust
(b)(c)
:
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 .... 718 718,901
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36 ... 1,317 1,316,715
Series 2020-BXLP, Class A, (LIBOR USD 1
Month + 0.80%), 0.91%, 12/15/36 ... 614 613,941
Series 2020-BXLP, Class F, (LIBOR USD 1
Month + 2.00%), 2.11%, 12/15/36 ... 554 553,712
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 ... 688 690,721
Series 2020-VIV2, Class C, 3.66%, 03/09/44 230 236,331
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,492,461
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
................... 698 707,693
CD Mortgage Trust, Series 2006-CD3, Class
AM, 5.65%, 10/15/48 .............. 1,129 1,158,954
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 335,493
Citigroup Commercial Mortgage Trust
(c)
:
Series 2018-C5, Class AS, 4.41%, 06/10/51 500 573,753
Series 2019-PRM, Class E, 4.89%,
05/10/36
(b)
................... 100 103,130
CityLine Commercial Mortgage Trust, Series
2016-CLNE, Class A, 2.87%, 11/10/31
(b)(c)
400 415,759
Commercial Mortgage Trust:
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 372,413

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... USD 587 $ 624,726
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,645,952
Credit Suisse Mortgage Capital Certificates
(b)(c)
:
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 6.27%, 10/15/37 ... 600 610,633
Series 2020-NET, Class E, 3.83%, 08/15/37 750 747,645
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.42%,
11/15/51
(c)
................... 600 691,640
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
................... 511 525,013
Series 2019-C17, Class C, 3.93%, 09/15/52 392 394,574
Series 2020-C19, Class B, 3.48%,
03/15/53
(c)
................... 365 386,422
DBGS Mortgage Trust, Series 2018-BIOD,
Class G, (LIBOR USD 1 Month + 2.50%),
2.61%, 05/15/35
(b)(c)
............... 279 278,573
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 335 384,777
GS Mortgage Securities Corp. Trust, Series
2019-SOHO, Class A, (LIBOR USD 1 Month
+ 0.90%), 1.01%, 06/15/36
(b)(c)
........ 715 714,991
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 34 32,305
GSCG Trust, Series 2019-600C, Class F,
4.12%, 09/06/34
(b)(c)
............... 300 289,888
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
05/15/38
(b)(c)
.................... 250 250,310
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(b)(c)
.... 208 214,672
IMT Trust, Series 2017-APTS, Class BFX,
3.61%, 06/15/34
(b)(c)
............... 1,250 1,322,091
JPMorgan Chase Commercial Mortgage
Securities Corp.
(b)
:
Series 2017-FL10, Class E, (LIBOR USD 1
Month + 3.90%), 4.01%, 06/15/32
(c)
.. 275 273,562
Series 2018-AON, Class A, 4.13%, 07/05/31 610 649,893
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)(c)
:
Series 2016-NINE, Class A, 2.95%,
09/06/38 .................... 640 678,714
Series 2020-MKST, Class E, (LIBOR USD 1
Month + 2.25%), 2.36%, 12/15/36 ... 320 308,358
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(b)(c)
.................... 267 267,428
MFT Trust
(b)(c)
:
Series 2020-ABC, Class C, 3.59%, 02/10/42 292 284,400
Series 2020-ABC, Class D, 3.59%, 02/10/42 170 160,400
MHC Commercial Mortgage Trust
(b)(c)
:
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 0.95%, 04/15/38 ... 166 165,850
Series 2021-MHC, Class F, (LIBOR USD 1
Month + 2.60%), 2.75%, 04/15/38 ... 266 266,001
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,210,654
Morgan Stanley Capital I Trust:
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 641,700
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(b)(c)
. 675 675,213
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-HR2, Class D, 2.73%,
12/15/50
(d)
................... USD 555 $ 471,750
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 2,077,117
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(b)(c)
. 595 594,992
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
116 102,557
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 06/15/35
(b)(c)
... 177 174,467
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 1,093,025
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.20%, 08/10/49
(b)
(c)
........................... 700 717,037
USDC, Series 2018, Class E, 4.64%,
05/13/38
(b)(c)
.................... 335 282,483
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(b)(c)
.................... 1,159 1,161,425
Velocity Commercial Capital Loan Trust
(b)(c)
:
Series 2019-3, Class M4, 3.68%, 10/25/49 2,031 2,017,954
Series 2020-1, Class M4, 3.54%, 02/25/50 994 975,745
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class B, 4.22%,
12/15/48
(c)
................... 650 704,042
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(c)
................... 625 699,343
Series 2016-NXS5, Class C, 5.15%,
01/15/59
(c)
................... 238 261,843
Series 2018-1745, Class A, 3.87%,
06/15/36
(b)(c)
.................. 1,990 2,195,810
Series 2019-C52, Class C, 3.56%, 08/15/52 520 515,332
Series 2021-C59, Class A5, 2.63%,
04/15/54 .................... 500 513,217
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 652 689,350
Series 2014-C22, Class C, 3.91%,
09/15/57
(c)
................... 63 65,846
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 865 917,121
45,723,120
Interest Only Collateralized Mortgage Obligations — 0.5%
(c)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (LIBOR USD 1 Month + 6.60%),
6.49%, 02/25/37 ................. 852 191,553
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (LIBOR USD 1 Month + 6.70%),
6.59%, 05/25/37 ................. 4,746 1,148,113
1,339,666
Interest Only Commercial Mortgage-Backed Securities — 0.9%
(c)
BANK, Series 2017-BNK9, Class XA, 0.94%,
11/15/54
(d)
..................... 4,271 178,105
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.74%, 04/15/53 3,027 322,293
Series 2020-C7, Class XB, 1.10%, 04/15/53 1,000 82,436
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, (LIBOR USD 1 Month + 0.00%),
0.65%, 03/15/53
(d)
................ 15,395 601,638
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)(d)
. 3,975 284,093
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.72%,
11/15/51 .................... 1,291 43,153
Series 2019-C16, Class XA, 1.72%,
06/15/52 .................... 3,953 397,976

2021
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.63%, 10/15/52 ...... USD 3,288 $ 320,314
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.35%,
11/15/50 ....................... 3,793 230,104
2,460,112
Total Non-Agency Mortgage-Backed Securities — 36.1%
(Cost: $96,662,839) .............................. 97,986,959
U.S. Government Sponsored Agency Securities — 85.5%
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp.:
Series 4161, Class BW, 2.50%, 02/15/43 . 200 207,214
Series 4398, Class ZX, 4.00%, 09/15/54 . 324 379,280
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2020-HQA5, Class B1,
(SOFR30A + 4.00%), 4.01%, 11/25/50
(b)(c)
1,000 1,040,055
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 0.46%, 12/15/29
(c)
3 3,305
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40 367 372,877
Series 2010-141, Class LZ, 4.50%, 12/25/40 457 486,274
Series 2011-8, Class ZA, 4.00%, 02/25/41 563 604,350
Series 2011-131, Class LZ, 4.50%, 12/25/41 255 260,178
Series 2012-107, Class QZ,
3.50%, 10/25/42 ............... 405 437,343
Series 2018-21, Class CA, 3.50%, 04/25/45 410 422,490
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.11%, 05/25/48
(c)
................ 297 327,507
Government National Mortgage Association:
Series 2016-123, Class LM,
3.00%, 09/20/46
(d)
.............. 200 208,513
Series 2019-5, Class P, 3.50%, 07/20/48 . 429 454,047
Series 2019-29, Class HY, 3.50%, 03/20/49 100 111,424
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(c)
............. 297 347,860
5,662,717
Commercial Mortgage-Backed Securities — 6.3%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates:
Series K087, Class A2, 3.77%, 12/25/28 . 1,132 1,307,126
Series K091, Class A2, 3.51%, 03/25/29 . 913 1,039,261
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(c)
:
Series K081, Class A2, 3.90%, 08/25/28 . 2,750 3,196,199
Series K082, Class A2, 3.92%, 09/25/28 . 2,750 3,201,286
Series K084, Class A2, 3.78%, 10/25/28 . 1,225 1,412,726
Series W5FX, Class AFX, 3.34%, 04/25/28 559 619,969
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 821 869,855
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 628 661,814
Series 2020-K737, Class B,
3.41%, 01/25/53
(b)
.............. 333 351,974
Federal National Mortgage Association, Series
2020-M1, Class A2, 2.44%, 10/25/29 ... 1,415 1,500,357
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes
(c)
:
Series 2018-M4, Class A2, 3.15%, 03/25/28 USD 575 $ 634,885
Series 2018-M14, Class A2,
3.70%, 08/25/28 ............... 1,320 1,505,397
Series 2019-M1, Class A2, 3.67%, 09/25/28 437 497,331
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 215 226,108
17,024,288
Interest Only Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 . 209 16,241
Series 4533, Class JI, 5.00%, 12/15/45 .. 214 41,960
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.04%, 10/15/42 ... 1,110 222,142
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.99%, 07/25/49 ... 810 149,844
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.84%, 12/25/49 ... 835 146,048
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 706 63,653
Series 2014-68, Class YI, 4.50%, 11/25/44 338 60,798
Series 2015-74, Class IA, 6.00%, 10/25/45
(d)
1,478 344,438
Series 2015-77, 6.00%, 10/25/45
(d)
..... 1,757 418,007
Series 2017-68, Class IE, 4.50%, 09/25/47 1,095 174,664
Federal National Mortgage Association Variable
Rate Notes
(c)
:
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.99%, 09/25/46 ... 1,540 267,047
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.99%, 05/25/39 ... 2,005 374,926
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.04%, 09/25/47 ... 1,000 230,183
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.99%, 03/25/49 ... 1,240 247,667
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.94%, 06/25/49 ... 4,737 1,036,306
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.99%, 07/25/49 ... 611 120,529
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 891 153,877
Series 2017-144, Class DI, 4.50%, 09/20/47 641 107,338
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.08%, 07/20/47
(c)
................ 737 150,835
4,326,503
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
60,902 17,162
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(c)
:
Series K110, Class X1, 1.81%, 04/25/30 . 5,341 685,541
Series K722, Class X1, 1.44%, 03/25/23 . 3,653 63,637
Government National Mortgage Association
Variable Rate Notes
(c)
:
Series 2013-63, 0.76%, 09/16/51 ...... 12,239 354,912
Series 2016-45, 0.91%, 02/16/58 ...... 3,325 170,314
Series 2016-151, 1.02%, 06/16/58 ..... 16,669 1,018,606
Series 2017-53, 0.65%, 11/16/56 ...... 6,341 280,518
Series 2017-64, 0.76%, 11/16/57 ...... 3,602 197,127

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2020-43, 1.27%, 11/16/61 ...... USD 3,103 $ 278,640
3,066,457
Mortgage-Backed Securities — 74.4%
(f)
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 1,003 1,056,672
3.00%, 09/01/27 - 12/01/46 .......... 1,507 1,602,452
3.50%, 12/01/41 - 01/01/48 .......... 1,780 1,951,263
4.00%, 08/01/40 - 12/01/45 .......... 617 680,413
4.50%, 07/01/26 - 09/01/48 .......... 866 970,071
5.00%, 05/01/35 - 02/01/42 .......... 1,009 1,154,878
5.50%, 02/01/35 - 06/01/41 .......... 538 627,213
6.00%, 08/01/28 - 11/01/39 .......... 23 27,494
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 584 635,900
4.00%, 01/01/41 ................. 48 52,085
6.00%, 07/01/39 ................. 407 464,868
Federal National Mortgage Association Variable
Rate Notes
(c)
:
3.09%, 09/01/27 ................. 186 203,538
3.16%, 03/01/27 ................. 661 725,209
Government National Mortgage Association:
2.00%, 05/15/51
(f)
................ 3,708 3,783,608
2.50%, 05/15/51 - 06/15/51
(f)
......... 6,026 6,261,582
3.00%, 02/15/45 - 08/20/50 .......... 2,267 2,374,887
3.00%, 05/15/51 - 06/15/51
(f)
......... 18,173 19,016,643
3.50%, 01/15/42 - 10/20/46 .......... 4,274 4,606,339
3.50%, 05/15/51 - 06/15/51
(f)
......... 910 964,877
4.00%, 04/20/39 - 01/15/48 .......... 1,929 2,122,231
4.00%, 05/15/51
(f)
................ 562 601,022
4.50%, 09/20/39 - 04/20/47 .......... 2,681 3,004,425
5.00%, 12/15/34 - 07/20/44 .......... 1,685 1,939,032
5.50%, 07/15/38 - 12/20/41 .......... 565 659,239
6.50%, 10/15/38 - 02/20/41 .......... 203 238,015
Uniform Mortgage-Backed Securities:
1.50%, 05/25/36
(f)
................ 1,917 1,940,738
2.00%, 10/01/31 - 03/01/32 .......... 785 812,915
2.00%, 05/25/36 - 06/25/51
(f)
......... 12,862 13,038,006
2.50%, 04/01/30 - 03/01/32 .......... 1,621 1,706,919
2.50%, 05/25/36 - 06/25/51
(f)
......... 55,832 57,832,139
3.00%, 04/01/28 - 09/01/50 .......... 15,469 16,329,073
3.00%, 05/25/36 - 05/25/51
(f)
......... 7,167 7,516,527
3.50%, 11/01/27 - 08/01/49 .......... 18,678 20,078,108
3.50%, 05/25/36 - 05/25/51
(f)
......... 11,562 12,308,719
4.00%, 08/01/31 - 05/01/49 .......... 3,534 3,887,558
4.00%, 05/25/51
(f)
................ 3,316 3,562,563
4.50%, 07/01/24 - 07/01/48 .......... 2,938 3,282,966
4.50%, 05/25/51
(f)
................ 279 304,072
5.00%, 01/01/23 - 06/01/39 .......... 1,668 1,906,362
5.50%, 06/01/24 - 03/01/40 .......... 770 893,385
6.00%, 12/01/32 - 09/01/40 .......... 564 665,907
6.50%, 09/01/36 - 05/01/40 .......... 158 185,905
201,975,818
Total U.S. Government Sponsored Agency Securities — 85.5%
(Cost: $229,403,642) ............................. 232,055,783
Total Long-Term Investments — 139.9%
(Cost: $373,297,882) ............................. 379,634,926
Security
Shares
Shares Value
Short-Term Securities — 6.0%
Money Market Funds — 0.7%
(g)
Dreyfus Treasury Prime Cash Management
Institutional Shares, 0.01% .......... 1,811,682 $ 1,811,682
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 39,403 39,402
Total Money Market Funds — 0.7%
(Cost: $1,851,084) .............................. 1,851,084
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.3%
U.S. Treasury Bills
(h)
:
0.03%, 09/23/21 ................. USD 774 773,948
0.03%, 10/07/21 ................. 106 105,991
0.04%, 10/14/21 ................. 2,307 2,306,737
0.03%, 10/21/21 ................. 2,187 2,186,766
0.05%, 10/28/21 ................. 24 23,996
0.03%, 12/30/21 ................. 8,893 8,890,991
Total U.S. Treasury Obligations — 5.3%
(Cost: $14,288,103) .............................. 14,288,429
Total Short-Term Securities — 6.0%
(Cost: $16,139,187) .............................. 16,139,513
Total Options Purchased — 0.0%
(Cost: $96,498) ................................ 59,866
Total Investments Before Options Written and TBA Sale
Commitments — 145.9%
(Cost: $389,533,567 ) ............................. 395,834,305
Total Options Written — (0.3)%
(Premium Received — $871,094) .................... (801,115)
TBA Sale Commitments — (33.8)%
(f)
Mortgage-Backed Securities — (33.8)%
Government National Mortgage Association:
2.50% ,  05/15/51 ................. 1,235 (1,283,724)
3.00% ,  05/15/51 ................. 5,600 (5,859,875)
3.50% ,  05/15/51 ................. 214 (226,999)
4.00% ,  05/15/51 ................. 46 (49,194)
4.50% ,  05/15/51 ................. 1,414 (1,530,353)
5.00% ,  05/15/51 ................. 871 (953,881)
Uniform Mortgage-Backed Securities:
3.00% ,  05/25/36 - 06/25/51 .......... 18,858 (19,758,568)
3.50% ,  05/25/36 - 06/25/51 .......... 21,980 (23,386,576)
1.50% ,  05/25/51 ................. 9,441 (9,252,117)
2.00% ,  05/25/51 ................. 7,696 (7,772,359)
2.50% ,  05/25/51 ................. 18,844 (19,548,807)
4.50% ,  05/25/51 ................. 1,517 (1,653,324)
5.00% ,  05/25/51 ................. 367 (406,467)
Total TBA Sale Commitments — (33.8)%
(Proceeds: $91,310,376) .......................... (91,682,244)
Total Investments Net of Options Written and TBA Sale
Commitments — 111.8%
(Cost: $297,352,097 ) ............................. 303,350,946
Liabilities in Excess of Other Assets — (11.8)% ........... (31,956,283)
Net Assets — 100.0% .............................. $ 271,394,663

2021
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(continued)
April 30, 2021
(a)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Amount is less than 500.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 161 06/21/21 $ 21,272 $ (12,734)
U.S. Treasury Long Bond .................................................... 79 06/21/21 12,428 9,014
U.S. Treasury Ultra Bond .................................................... 41 06/21/21 7,632 17,101
U.S. Treasury 2 Year Note .................................................... 194 06/30/21 42,830 (33,028)
(19,647)
Short Contracts
90-day Eurodollar ......................................................... 5 06/14/21 1,248 (196)
U.S. Treasury 10 Year Ultra Note ............................................... 5 06/21/21 728 (884)
U.S. Treasury 5 Year Note .................................................... 169 06/30/21 20,953 (40,943)
90-day Eurodollar ......................................................... 5 09/13/21 1,248 (71)
90-day Eurodollar ......................................................... 5 12/13/21 1,247 (1,369)
90-day Eurodollar ......................................................... 5 03/14/22 1,247 (744)
90-day Eurodollar ......................................................... 2 06/13/22 499 (103)
90-day Eurodollar ......................................................... 2 09/19/22 498 397
90-day Eurodollar ......................................................... 2 12/19/22 498 (103)
90-day Eurodollar ......................................................... 2 03/13/23 497 (78)
(44,094)
$ (63,741)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 4,900 $ 59,866
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 61 05/21/21 USD 124.25 USD 6,100 $ (7,625)
U.S. Treasury 5 Year Note ....................... 72 05/21/21 USD 124.50 USD 7,200 (4,500)
$ (12,125)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/13/21 1.72 % USD 3,100 $ (30,514)
5-Year Interest Rate Swap
(a)
. 1.03% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 1.03 USD 4,200 (20,794)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 1,000 (22,684)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 5,300 (144,358)

2021
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(continued)
April 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 % USD 5,400 $ (189,254)
(407,604)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual Deutsche Bank AG 05/13/21 1.72 USD 3,100 (5,867)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.03% Semi-Annual Deutsche Bank AG 06/02/21 1.03 USD 4,200 (9,153)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 1,000 (29,178)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 5,300 (152,340)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 5,400 (184,848)
(381,386)
$ (788,990)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/15/21 USD 900 $ (6,589) $ — $ (6,589)
1.68% Semi-Annual 3 month LIBOR Quarterly 06/24/22 USD 5,000 (112,479) — (112,479)
1.72% Semi-Annual 3 month LIBOR Quarterly 06/26/22 USD 1,300 (29,856) — (29,856)
1.84% Semi-Annual 3 month LIBOR Quarterly 07/18/22 USD 1,900 (47,248) — (47,248)
3 month LIBOR Quarterly 1.62% Semi-Annual 07/21/22 USD 6,200 133,758 — 133,758
3 month LIBOR Quarterly 1.63% Semi-Annual 07/21/22 USD 3,500 76,138 — 76,138
1.81% Semi-Annual 3 month LIBOR Quarterly 07/25/22 USD 1,400 (34,234) — (34,234)
1.78% Semi-Annual 3 month LIBOR Quarterly 07/26/22 USD 3,000 (72,190) — (72,190)
3 month LIBOR Quarterly 1.60% Semi-Annual 08/04/22 USD 5,900 122,354 — 122,354
1.53% Semi-Annual 3 month LIBOR Quarterly 08/08/22 USD 4,000 (78,818) — (78,818)
3 month LIBOR Quarterly 1.42% Semi-Annual 09/10/22 USD 1,700 30,766 — 30,766
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 133 108 — 108
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 133 (41) — (41)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 159 3,344 — 3,344
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (3,088) — (3,088)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 1,000 (116,334) — (116,334)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 2,000 (18,824) — (18,824)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 47 3,572 — 3,572
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (3,384) — (3,384)
$ (153,045) $ — $ (153,045)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 312,074 $ 310,059 $ 2,015
$ – $ – $ –

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2021
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 NR USD 275 $ (5,191) $ (5,168) $ (23)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 275 (5,191) (5,249) 58
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 3,100 (312,074) (339,354) 27,280
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,790 (180,198) (77,474) (102,724)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 935 (94,125) (243,440) 149,315
$ (596,779) $ (670,685) $ 73,906
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.01
3 month LIBOR ....................................... London Interbank Offered Rate 0.18
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 370,040 $ (523,085) $ —
OTC Swaps ..................................................... 310,059 (670,685) 178,668 (102,747) —
Options Written ................................................... N/A N/A 78,755 (8,776) (801,115)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 26,512 $ — $ 26,512
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 59,866 — 59,866
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 370,040 — 370,040
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 488,727 — — — — 488,727
$ — $ 488,727 $ — $ — $ 456,418 $ — $ 945,145
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 90,253 — 90,253
Options written
(b)
Options written at value ..................... — — — — 801,115 — 801,115
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 523,085 — 523,085
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 773,432 — — — — 773,432
$ — $ 773,432 $ — $ — $ 1,414,453 $ — $ 2,187,885
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended April 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (1,332,225) $ — $ (1,332,225)
Options purchased
(a)
.................... — — — — 288,975 — 288,975
Options written ........................ — — — — 331,278 — 331,278
Swaps .............................. — 120,909 — — (473,434) — (352,525)
$ — $ 120,909 $ — $ — $ (1,185,406) $ — $ (1,064,497)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 134,047 — 134,047
Options purchased
(b)
.................... — — — — 39,040 — 39,040
Options written ........................ — — — — 1,019,279 — 1,019,279
Swaps .............................. — 686,209 — — 41,118 — 727,327
$ — $ 686,209 $ — $ — $ 1,233,484 $ — $ 1,919,693
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 75,176,516
Average notional value of contracts — short ................................................................................. 44,249,657
Options:
Average value of option contracts purchased ................................................................................ 7,875
Average value of option contracts written ................................................................................... 30,817
Average notional value of swaption contracts purchased ......................................................................... 8,975,000
Average notional value of swaption contracts written ........................................................................... 14,837,500
Credit default swaps:
Average notional value — buy protection ................................................................................... 3,100,000
Average notional value — sell protection ................................................................................... 6,728,750
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 20,754,230
Average notional value — receives fixed rate ................................................................................ 18,929,230
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 41,823 $ —
Options
(a)(b)
........................................................................................ 59,866 801,115
Swaps — Centrally cleared ............................................................................. — 2,007
Swaps — OTC
(c)
.................................................................................... 488,727 773,432
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 590,416 $ 1,576,554
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(41,823) (14,132)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 548,593 $ 1,562,422
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
Deutsche Bank AG ............................... $ 87,146 $ (87,146) $ — $ — $ —
JPMorgan Securities LLC ........................... 312,074 — — (312,074) —
Morgan Stanley & Co. International plc .................. 149,373 (149,373) — — —
$ 548,593 $ (236,519) $ — $ (312,074) $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Barclays Bank plc ................................ $ 296,698 $ — $ — $ — $ 296,698
Deutsche Bank AG ............................... 831,646 (87,146) — (462,000) 282,500
Goldman Sachs International ........................ 185,389 — — (185,389) —
Morgan Stanley & Co. International plc .................. 248,689 (149,373) — (99,316) —
$ 1,562,422 $ (236,519) $ — $ (746,705) $ 579,198
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2021
BlackRock Annual Report To Shareholders
BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(continued)
April 30, 2021
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 46,955,246 $ 2,636,938 $ 49,592,184
Non-Agency Mortgage-Backed Securities ........................ — 89,747,461 8,239,498 97,986,959
U.S. Government Sponsored Agency Securities .................... — 231,084,825 970,958 232,055,783
Short-Term Securities:
Money Market Funds ...................................... 1,851,084 — — 1,851,084
U.S. Treasury Obligations ................................... — 14,288,429 — 14,288,429
Options Purchased:
Interest rate contracts ...................................... — 59,866 — 59,866
Liabilities:
Investments:
TBA Sale Commitments .................................... — (91,682,244) — (91,682,244)
$ 1,851,084 $ 290,453,583 $ 11,847,394 $ 304,152,061
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 178,668 $ — $ 178,668
Interest rate contracts ....................................... 26,512 370,040 — 396,552
Liabilities:
Credit contracts ........................................... — (102,747) — (102,747)
Interest rate contracts ....................................... (102,378) (1,312,075) — (1,414,453)
$ (75,866) $ (866,114) $ — $ (941,980)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments:
Assets:
Opening balance, as of April 30, 2020 ............................................................... $ 4,818,596 $ 1,406,368 $ — $ 6,224,964
Transfers into level 3 ......................................................................... — 1,095,524 1,036,189 2,131,713
Transfers out of level 3 ........................................................................ (2,649,500) — — (2,649,500)
Accrued discounts/premiums ..................................................................... 4,438 (104,099) (177,135) (276,796)
Net realized loss ............................................................................. (3,873) — — (3,873)
Net change in unrealized appreciation
(a)(b)
............................................................ 135,224 437,389 111,904 684,517
Purchases ................................................................................. 2,520,496 5,404,316 — 7,924,812
Sales .................................................................................... (2,188,443) — — (2,188,443)
Closing balance, as of April 30, 2021 ................................................................
$ 2,636,938 $ 8,239,498 $ 970,958 $ 11,847,394
Net change in unrealized appreciation on investments still held at April 30, 2021
( b)
..................................
$ 135,226 $ 437,389 $ 111,904 $ 684,519
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2021
See notes to financial statements.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Statement of Assets and Liabilities

April 30, 2021
2021
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
ASSETS
Investments at value — unaffiliated (cost — $389,533,567) .............................................................................. $ 395,834,305
Cash ................................................................................................................. 328
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 1,092,000
Futures contracts ........................................................................................................ 794,000
Centrally cleared swaps .................................................................................................... 125,150
Receivables: –
Investments sold ........................................................................................................ 48,669,468
TBA sale commitments .................................................................................................... 91,310,376
Capital shares sold ....................................................................................................... 499,290
Interest — unaffiliated ..................................................................................................... 915,084
From the Manager ....................................................................................................... 13,667
Variation margin on futures contracts ........................................................................................... 41,823
Swap premiums paid ....................................................................................................... 310,059
Unrealized appreciation on: –
OTC swaps ............................................................................................................ 178,668
Prepaid expenses ......................................................................................................... 33,260
Total assets .............................................................................................................
539,817,478
LIABILITIES
Cash received as collateral for OTC derivatives ..................................................................................... 460,000
Options written at value (premium received $871,094) ................................................................................. 801,115
TBA sale commitments at value (proceeds $91,310,376) ............................................................................... 91,682,244
Payables: –
Investments purchased .................................................................................................... 173,809,287
Capital shares redeemed ................................................................................................... 469,930
Income dividend distributions ................................................................................................ 128,774
Investment advisory fees .................................................................................................. 75,103
Trustees' and Officer's fees ................................................................................................. 608
Other affiliate fees ....................................................................................................... 1,636
Service and distribution fees ................................................................................................. 8,450
Variation margin on centrally cleared swaps ...................................................................................... 2,007
Other accrued expenses ................................................................................................... 210,229
Swap premiums received .................................................................................................... 670,685
Unrealized depreciation on: –
OTC swaps ............................................................................................................ 102,747
Total liabilities ............................................................................................................
268,422,815
NET ASSETS ............................................................................................................
$ 271,394,663
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 269,049,789
Accumulated earnings ...................................................................................................... 2,344,874
NET ASSETS ............................................................................................................
$ 271,394,663

Statement of Assets and Liabilities
(continued)
April 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 242,170,849
Shares outstanding .................................................................................................
23,156,166
Net asset value ....................................................................................................
$ 10.46
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 25,046,797
Shares outstanding .................................................................................................
2,399,143
Net asset value ....................................................................................................
$ 10.44
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 4,177,017
Shares outstanding .................................................................................................
400,002
Net asset value ....................................................................................................
$ 10.44
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations

Year Ended April 30, 2021
2021
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ................................................................................................... $ 758
Interest — unaffiliated .................................................................................................... 8,311,232
Total investment income .....................................................................................................
8,311,990
EXPENSES
Investment advisory ...................................................................................................... 1,071,574
Transfer agent — class specific .............................................................................................. 169,646
Service and distribution — class specific ........................................................................................ 116,236
Professional ........................................................................................................... 87,269
Registration ........................................................................................................... 83,106
Accounting services ...................................................................................................... 66,731
Printing and postage ..................................................................................................... 30,657
Custodian ............................................................................................................. 18,760
Trustees and Officer ...................................................................................................... 4,538
Miscellaneous .......................................................................................................... 38,277
Total expenses excluding interest expense .........................................................................................
1,686,794
Interest expense .......................................................................................................... 1,101
Total expenses ...........................................................................................................
1,687,895
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (196,284)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (166,474)
Total expenses after fees waived and/or reimbursed ..................................................................................
1,325,137
Net investment income ......................................................................................................
6,986,853
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,902,680
Net realized gain (loss) from: $ –
Investments — unaffiliated ............................................................................................... 3,243,449
Futures contracts ...................................................................................................... (1,332,225)
Options written ....................................................................................................... 331,278
Swaps ............................................................................................................. (352,525)
A
1,889,977
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 7,132,050
Futures contracts ...................................................................................................... 134,047
Options written ....................................................................................................... 1,019,279
Swaps ............................................................................................................. 727,327
A
9,012,703
Net realized and unrealized gain ...............................................................................................
10,902,680
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 17,889,533

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock U.S. Mortgage Portfolio
Year Ended April 30,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,986,853 $ 7,219,138
Net realized gain .................................................................................. 1,889,977 3,278,926
Net change in unrealized appreciation (depreciation) .......................................................... 9,012,703 (1,687,439)
Net increase in net assets resulting from operations .............................................................
17,889,533 8,810,625
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (7,176,816) (7,643,396)
Investor A ..................................................................................... (685,128) (782,936)
Investor C ..................................................................................... (115,417) (157,801)
Decrease in net assets resulting from distributions to shareholders ...................................................
(7,977,361) (8,584,133)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
11,874,367 3,483,605
NET ASSETS
Total increase in net assets ............................................................................. 21,786,539 3,710,097
Beginning of year .................................................................................... 249,608,124 245,898,027
End of year ........................................................................................
$ 271,394,663 $ 249,608,124
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report To Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return would have been
1.61%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Institutional
Year Ended April 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.07 $ 10.04 $ 9.96 $ 10.31 $ 10.44
Net investment income
(a)
.....................................
0.27 0.28 0.32 0.29 0.21
Net realized and unrealized gain (loss) ...........................
0.43 0.08 0.14 (0.29) (0.02)
Net increase from investment operations ............................
0.70 0.36 0.46 0.00 0.19
Distributions from net investment income
(b)
........................
(0.31) (0.33) (0.38) (0.35) (0.32)
Net asset value, end of year ...................................
$ 10.46 $ 10.07 $ 10.04 $ 9.96 $ 10.31
Total Return
(c)
7.07% 3.61% 4.73% — —
Based on net asset value ......................................
7.07% 3.61% 4.73% 0.00% 1.80%
(d)
Ratios to Average Net Assets
Total expenses .............................................
0.58% 0.81% 1.62% 1.08% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.45% 0.68% 1.44% 0.91% 0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.45% 0.45% 0.45% 0.45% 0.47%
Net investment income .......................................
2.65% 2.73% 3.26% 2.82% 2.04%
Supplemental Data
Net assets, end of year (000) ....................................
$ 242,171 $ 221,437 $ 211,534 $ 189,916 $ 222,745
Portfolio turnover rate
(e)
.......................................
1,196% 1,334% 1,580% 1,521% 1,502%
Year Ended April 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 654% 860% 841% 826% 887%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return would have been
1.23%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor A
Year Ended April 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.05 $ 10.02 $ 9.94 $ 10.29 $ 10.43
Net investment income
(a)
.....................................
0.25 0.25 0.30 0.26 0.18
Net realized and unrealized gain (loss) ...........................
0.43 0.09 0.14 (0.28) (0.03)
Net increase (decrease) from investment operations ....................
0.68 0.34 0.44 (0.02) 0.15
Distributions from net investment income
(b)
........................
(0.29) (0.31) (0.36) (0.33) (0.29)
Net asset value, end of year ...................................
$ 10.44 $ 10.05 $ 10.02 $ 9.94 $ 10.29
Total Return
(c)
6.81% 3.35% 4.47% (0.25)% —
Based on net asset value ......................................
6.81% 3.35% 4.47% (0.25)% 1.43%
(d)
Ratios to Average Net Assets
Total expenses .............................................
0.90% 1.14% 1.94% 1.37% 0.91%
Total expenses after fees waived and/or reimbursed ....................
0.70% 0.93% 1.69% 1.16% 0.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.70% 0.70% 0.70% 0.70% 0.75%
Net investment income .......................................
2.43% 2.50% 3.01% 2.56% 1.75%
Supplemental Data
Net assets, end of year (000) ....................................
$ 25,047 $ 21,913 $ 26,577 $ 37,782 $ 51,429
Portfolio turnover rate
(e)
.......................................
1,196% 1,334% 1,580% 1,521% 1,502%
Year Ended April 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 654% 860% 841% 826% 887%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report To Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return would have been
0.58%.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor C
Year Ended April 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.05 $ 10.02 $ 9.94 $ 10.30 $ 10.43
Net investment income
(a)
.....................................
0.18 0.18 0.22 0.18 0.10
Net realized and unrealized gain (loss) ...........................
0.42 0.08 0.14 (0.29) (0.02)
Net increase (decrease) from investment operations ....................
0.60 0.26 0.36 (0.11) 0.08
Distributions from net investment income
(b)
........................
(0.21) (0.23) (0.28) (0.25) (0.21)
Net asset value, end of year ...................................
$ 10.44 $ 10.05 $ 10.02 $ 9.94 $ 10.30
Total Return
(c)
6.01% 2.58% 3.70% (1.09)% —
Based on net asset value ......................................
6.01% 2.58% 3.70% (1.09)% 0.77%
(d)
Ratios to Average Net Assets
Total expenses .............................................
1.66% 1.89% 2.69% 2.12% 1.64%
Total expenses after fees waived and/or reimbursed ....................
1.45% 1.68% 2.44% 1.91% 1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.45% 1.45% 1.45% 1.45% 1.50%
Net investment income .......................................
1.72% 1.75% 2.25% 1.80% 1.00%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,177 $ 6,258 $ 7,786 $ 14,295 $ 21,455
Portfolio turnover rate
(e)
.......................................
1,196% 1,334% 1,580% 1,521% 1,502%
Year Ended April 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 654% 860% 841% 826% 887%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock U.S. Mortgage Portfolio (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a c
ontingent deferred sales charge ("CDSC")
for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the "Plan") approved by the Board of Trustees of the Trust (the "Board"), the trustees who are not
"interested persons" of the Fund, as defined in the 1940 Act ("Independent Trustees"), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees' and Officer's fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report To Shareholders

INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter ("OTC") options and options on swaps
("swaptions") are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report To Shareholders

Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments.
Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended April 30, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were
$317,690 and 0.29%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund's use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund's obligation to repurchase the securities.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report To Shareholders

amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended April 30, 2021, the Fund reimbursed the Manager $3,238 for certain accounting services, which is included in accounting services in the Statement of
Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.40%
$1 Billion - $3 Billion ..................................................................................................... 0.38
$3 Billion - $5 Billion ..................................................................................................... 0.36
$5 Billion - $10 Billion .................................................................................................... 0.35
Greater than $10 Billion .................................................................................................. 0.34

Notes to Financial Statements
(continued)

Notes to Financial Statements
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended April 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
For the year ended April 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  April 30, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A
Shares of $779 .
For the year ended April 30, 2021, affiliates received CDSCs of $424 for Investor C Shares.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through August 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. Prior to August 28, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the
Statement of Operations. For the year ended April 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through August 31, 2021. The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through August 31, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $196,284, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 61,234
Investor C ........................................................................................................ 55,002
$ 116,236
Institutional ....................................................................................................... $ 131,433
Investor A ........................................................................................................ 30,746
Investor C ........................................................................................................ 7,467
$ 169,646
Institutional .......................................................................................................... 0.45%
Investor A ........................................................................................................... 0.70
Investor C ........................................................................................................... 1.45

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report To Shareholders

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of
Operations. For the year ended April 30, 2021, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) fro m the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended April 30, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended April 30, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were $3,406,479,099 and $3,420,851,873, respectively.
For the year ended April 30, 2021, purchases and sales related to mortgage dollar rolls were as follows:
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
Fund Name/Share Class
Transfer Agent Fees
Waived and/or Reimbursed
BlackRock U.S. Mortgage Portfolio
Institutional ....................................................................................................... $ 128,685
Investor A ........................................................................................................ 30,445
Investor C ........................................................................................................ 7,344
$ 166,474
Purchases and Sales — MDRs
Purchases ..................................................................................................... $1,545,299,017
Sales ......................................................................................................... 1,545,783,638
test
Fund Name 04/30/21 04/30/20
BlackRock U.S. Mortgage Portfolio
Ordinary income ............................................................................................ $ 7,977,361 $ 8,584,133

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the tax components of accumulated earnings (loss) were as follows:
During the year ended April 30, 2021, the Fund utilized $1,887,832 of its respective capital loss carryforward.
As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2021, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock U.S. Mortgage Portfolio ................................................
$ 139,427 $ (3,201,134) $ 5,406,581 $ 2,344,874
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, amortization methods on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and options contracts, the accounting for swap agreements .
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Mortgage Portfolio ..................................... $ 390,064,684 $ 10,375,105 $ (4,968,524) $ 5,406,581

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report To Shareholders

receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/21
Year Ended
04/30/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
12,719,332 $ 131,845,577 11,251,329 $ 114,733,546
Shares issued in reinvestment of distributions ........................
530,702 5,498,753 584,287 5,957,480
Shares redeemed .........................................
(12,093,327) (125,388,407) (10,909,934) (110,959,706)
Net increase ...............................................
1,156,707 $ 11,955,923 925,682 $ 9,731,320
Investor A
Shares sold and automatic conversion of shares ......................
1,114,454 $ 11,478,590 480,985 $ 4,898,896
Shares issued in reinvestment of distributions ........................
63,258 653,966 76,128 774,643
Shares redeemed .........................................
(959,458) (9,899,456) (1,028,474) (10,362,770)
Net increase (decrease) .......................................
218,254 $ 2,233,100 (471,361) $ (4,689,231)
Investor C
Shares sold .............................................
35,520 $ 368,339 81,769 $ 834,019
Shares issued in reinvestment of distributions ........................
11,054 114,117 15,367 156,349
Shares redeemed and automatic conversion of shares ..................
(269,266) (2,797,112) (251,237) (2,548,852)
Net decrease ..............................................
(222,692) $ (2,314,656) (154,101) $ (1,558,484)
Total Net Increase
1,152,269 $ 11,874,367 300,220 $ 3,483,605

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report To Shareholders

To the Shareholders of BlackRock U.S. Mortgage Portfolio and the Board of Trustees of Managed Account Series II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Mortgage Portfolio of Managed Account Series II (the “Fund”), including the schedule of investments, as of April 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 22, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)

Important Tax Information
For the fiscal year ended April 30, 2021, the Fund hereby designates the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S.
withholding tax for nonresident aliens and foreign corporations:
For the fiscal year ended April 30, 2021, the Fund hereby designates the following maximum amounts allowable as interest income eligible to be treated as a Section 163(j)
interest dividend:
Fund Interest-Related Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 7,824,845
Fund Interest Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 7,8 49 , 231

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Annual Report To Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Managed Account Series II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock U.S. Mortgage Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Fund and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
73 RICs consisting of 98 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
73 RICs consisting of 98 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
73 RICs consisting of 98 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
73 RICs consisting of 98 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year. Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
75 RICs consisting of 100 Portfolios None
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
73 RICs consisting of 98 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
75 RICs consisting of 100 Portfolios None

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report To Shareholders

Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
75 RICs consisting of 100 Portfolios None
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 250 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 252 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product
Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Trustee of the Fund.

Additional Information
2021
BlackRock Annual Report To Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Annual Report To Shareholders

Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MAS-4/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Catherine A. Lynch
Karen P. Robards

The registrant’s board of trustees has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$30,906	$31,824	$0	$38	$15,600	$15,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.
              (e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$15,600	$15,038

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series II

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series II

Date: July 6, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: July 6, 2021